First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments
August 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) – 85.0%
	Construction & Engineering – 0.5%
18,200	Quanta Services, Inc.	$932,750
	Electric Utilities – 27.2%
98,900	Alliant Energy Corp.	5,355,435
78,900	American Electric Power Co., Inc.	6,219,687
8,100	Duke Energy Corp. (b)	650,754
32,400	Emera, Inc. (CAD)	1,322,728
30,900	Eversource Energy	2,648,439
207,000	Exelon Corp. (b)	7,640,370
89,300	FirstEnergy Corp.	2,553,087
65,900	Fortis, Inc. (CAD)	2,635,798
58,100	IDACORP, Inc.	5,223,190
22,300	NextEra Energy, Inc.	6,225,491
17,100	Orsted A/S, ADR	802,058
330,400	PPL Corp. (b)	9,128,952
49,200	Southern (The) Co. (b)	2,567,256
63,800	Xcel Energy, Inc.	4,432,505
		57,405,750
	Gas Utilities – 6.3%
259,100	AltaGas Ltd. (CAD)	3,351,108
38,400	Atmos Energy Corp.	3,833,088
8,100	Chesapeake Utilities Corp.	662,580
140,700	New Jersey Resources Corp.	4,240,698
17,200	ONE Gas, Inc.	1,274,864
		13,362,338
	Independent Power & Renewable Electricity Producers – 0.1%
16,300	EDP Renovaveis S.A. (EUR)	278,546
	Multi-Utilities – 20.4%
85,700	ATCO Ltd., Class I (CAD)	2,611,046
52,800	Canadian Utilities Ltd., Class A (CAD)	1,325,313
43,100	CMS Energy Corp. (b)	2,607,119
40,000	Dominion Energy, Inc.	3,137,600
30,900	DTE Energy Co.	3,666,903
295,400	Public Service Enterprise Group, Inc. (b)	15,431,696
91,500	Sempra Energy (b)	11,313,975
30,400	WEC Energy Group, Inc.	2,860,032
		42,953,684
	Oil, Gas & Consumable Fuels – 30.1%
117,800	Enbridge, Inc. (b)	3,771,956
160,970	Equitrans Midstream Corp.	1,654,772
221,200	Keyera Corp. (CAD)	4,039,548
923,075	Kinder Morgan, Inc. (b)	12,756,896
43,253	ONEOK, Inc.	1,188,592
585,765	TC Energy Corp. (b)	27,331,795
617,300	Williams (The) Cos., Inc. (b)	12,815,148
		63,558,707
	Water Utilities – 0.4%
6,100	American Water Works Co., Inc.	862,174
	Total Common Stocks	179,353,949
	(Cost $190,929,450)

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 36.9%
	Chemicals – 1.3%
135,045	Westlake Chemical Partners, L.P.	$2,734,661
	Independent Power & Renewable Electricity Producers – 6.8%
236,458	NextEra Energy Partners, L.P. (c)	14,263,147
	Oil, Gas & Consumable Fuels – 28.8%
23,144	BP Midstream Partners, L.P.	272,868
50,043	Cheniere Energy Partners, L.P.	1,811,056
100,980	Energy Transfer, L.P.	648,291
1,114,900	Enterprise Products Partners, L.P.	19,577,644
211,376	Holly Energy Partners, L.P.	3,020,563
320,486	Magellan Midstream Partners, L.P.	12,181,673
160,800	Phillips 66 Partners, L.P.	4,328,736
462,298	Plains GP Holdings, L.P., Class A (c)	3,379,398
215,799	Shell Midstream Partners, L.P.	2,242,152
440,129	TC PipeLines, L.P.	13,366,718
		60,829,099
	Total Master Limited Partnerships	77,826,907
	(Cost $90,094,921)
	Total Investments – 121.9%	257,180,856
	(Cost $281,024,371) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.3)%
(401)	CMS Energy Corp.	$(2,425,649)	$65.00	Sep 2020	(4,010)
(81)	Duke Energy Corp.	(650,754)	87.50	Sep 2020	(324)
(600)	Enbridge, Inc.	(1,921,200)	35.00	Oct 2020	(15,000)
(350)	Exelon Corp.	(1,291,850)	40.00	Oct 2020	(15,750)
(1,720)	Exelon Corp.	(6,348,520)	41.00	Oct 2020	(47,300)
(2,500)	Kinder Morgan. Inc.	(3,455,000)	15.00	Oct 2020	(57,500)
(2,974)	PPL Corp.	(8,217,162)	27.00	Sep 2020	(252,790)
(1,250)	Public Service Enterprise Group, Inc.	(6,530,000)	55.00	Sep 2020	(27,500)
(800)	Sempra Energy	(9,892,000)	130.00	Sep 2020	(36,000)
(492)	Southern (The) Co.	(2,567,256)	57.50	Oct 2020	(10,332)
(2,300)	TC Energy Corp.	(10,731,800)	55.00	Nov 2020	(57,500)
(435)	Williams (The) Cos., Inc.	(903,060)	22.00	Sep 2020	(6,525)
(3,000)	Williams (The) Cos., Inc.	(6,228,000)	22.00	Oct 2020	(120,000)
	Total Call Options Written				(650,531)
	(Premiums received $819,410)

Outstanding Loans – (23.4)%	(49,300,000)
Net Other Assets and Liabilities – 1.8%	3,786,049
Net Assets – 100.0%	$211,016,374

Interest Rate Swap Agreements:
Counterparty	Floating Rate (1)	Expiration Date	Notional Amount	Fixed Rate (1)	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia	1 month LIBOR	10/08/20	$9,475,000	2.121%	$(30,473)
Bank of Nova Scotia	1 month LIBOR	09/03/24	36,475,000	2.367%	(3,314,165)
			$45,950,000		$(3,344,638)

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
(1)	The Fund pays the fixed rate and receives the floating rate, however, no cash payments are made by either party prior to the expiration dates shown above. The floating rate on August 31, 2020 was 0.155% and 0.156%, respectively.

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,634,355 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $39,653,629. The net unrealized depreciation was $27,019,274. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 8/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 179,353,949	$ 179,353,949	$ —	$ —
Master Limited Partnerships*	77,826,907	77,826,907	—	—
Total Investments	$ 257,180,856	$ 257,180,856	$—	$—
LIABILITIES TABLE
	Total Value at 8/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (650,531)	$ (603,231)	$ (47,300)	$ —
Interest Rate Swap Agreements	(3,344,638)	—	(3,344,638)	—
Total	$ (3,995,169)	$ (603,231)	$ (3,391,938)	$—

*	See Portfolio of Investments for industry breakout.